CASH FLOW STATEMENT - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW STATEMENT
Net cash flow from cash net of overdrafts	$ 1,493	$ (76)	$ 182
Settlement of Currency Swaps	(7)	2	8
Net cash flow from borrowings	(1,545)	(425)	7
Change in net debt from net cash flow	(59)	(499)	197
IFRS 16 lease liabilities	(34)	(170)
Exchange adjustment	(71)	3	(20)
Corporate bond issuance expense	8
Change in net debt in the year	(156)	(666)	177
Balance at beginning of year	(1,770)	(1,104)	(1,281)
Balance at end of year	$ (1,926)	$ (1,770)	$ (1,104)